Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about borrowings

	2023	2022

Borrowing in Colombia	71,562	39,755
Borrowings in Brazil	893,913	670,797

Total borrowings	965,475	710,552

	Average interest rate 2023 (i)	2023	Average interest rate 2022 (i)	2022
Debt contracts in Brazil in:
R$, indexed to CDI (ii) (iv)	16.62%	725,563	14.45%	525,099
R$, with fixed interest (iv)	8.76%	8,590	—	-
U.S. Dollars, with fixed interest (iv)	4.03%	159,760	3.16%	145,698
Debt contracts in Colombia in:
COP, indexed to IBR (iii) / (iv)	15.43%	69,862	14.26%	39,755
COP, with fixed interest (iv)	15.72%	1,700	—	-

Total		965,475		710,552

Current		922,636		681,217
Non-current		42,839		29,335
(i)In order to determine the average interest rate for debt contracts with floating rates, the Group used the rates prevailing during the years.
(ii)Brazilian reais denominated debt that bears interest at the CDI Rate (see Note 8 for a definition of those indexes), plus spread.
(iii)Colombian peso-denominated debt that bears interest at the IBR rate (see Note 8 for a definition of those indexes), plus spread.
(iv)The borrowings are guaranteed by R$822 of transferred credit rights (see note 6).

At June 30, 2020	168,571

Proceeds from borrowings	466,280
Repayment of principal amount	(472,909)
Accrued interest	33,971
Borrowings from acquired companies	76,915
Interest payment	(30,424)

At June 30, 2021	242,404

Proceeds from borrowings	615,984
Repayment of principal amount	(299,613)
Accrued interest	74,081
Borrowings from acquired companies	85,097
Interest payment	(7,401)

At June 30, 2022	710,552

Proceeds from borrowings	1,449,445
Repayment of principal amount	(1,456,017)
Accrued interest	319,557
Borrowings from acquired companies	25,756
Exchange rate translation	11,921
Interest payment	(95,739)

At June 30, 2023	965,475

Disclosure of maturity analysis for borrowings	The installments are distributed by maturity year:

	2023	2022

2023	—	4,509
2024	726	23,842
2025	15,452	929
2026	1,376	55
2027	25,285	—

Total	42,839	29,335